Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 122,715	$ 222,378
Restricted cash, current	12,102
Accounts receivable, net	33,378	48,819
Contract assets	38,447	21,753
Prepaid expenses	28,207	24,436
Other current assets	1,668	7,297
Total current assets	236,517	324,683
Property and equipment, net	12,881	14,445
Intangible assets, net	149,248	191,219
Operating lease right of use assets	6,459
Goodwill	309,894	346,418
Investments	23,682	0
Restricted cash, non-current	24,203
Other assets	10,453	10,319
Total assets	773,337	887,084
Current liabilities:
Accounts payable	33,121	19,881
Accrued expenses	56,956	55,889
Deferred revenue	41,273	29,871
Current debt	7,405	23
Derivative warrant liabilities	6,922	16,794
Operating lease liabilities, current	3,462
Other current liabilities	22,001	30,354
Total current liabilities	171,140	152,812
Long-term debt – less current portion	7,088	65
Deferred tax liability	15,009	16,902
Operating lease liabilities, non-current	3,284
Other liabilities	0	11,127
Total liabilities	196,521	180,906
Commitments and contingencies (Note 21)
Shareholders' deficit
Additional paid-in capital	1,568,917	1,461,730
Accumulated deficit	(938,953)	(757,317)
Accumulated other comprehensive loss	(55,169)	(173)
Total shareholders' equity	576,816	706,178
Total liabilities and shareholders' equity	773,337	887,084
Common Class B [Member]
Shareholders' deficit
Common shares, Value	2	2
Common Stock Other Than B Shares [Member]
Shareholders' deficit
Common shares, Value	$ 2,019	$ 1,936